MATERIALS AND SUPPLIES	12 Months Ended
Dec. 31, 2021
Current raw materials and current production supplies [abstract]
Disclosure of materials and supplies
18.	MATERIALS AND SUPPLIES

	2020	2021
	RMB’000	RMB’000
Raw materials	197,242	190,328
Reusable rail-line track materials	43,584	39,002
Accessories	54,704	41,918
Retailing consumables	876	335

	296,406	271,583

The costs of materials and supplies consumed by the Group during the year were recognized as “operating expenses” in the amount of RMB1,497,587,000 (2020: RMB1,296,779,000).
As at December 31, 2021, a balance of RMB3,661,000
of the provision was provided for writing down the materials and supplies to their net realizable values
(2020: nil).
During the year, an additional provision of RMB5,695,000
was made, no balance was reversed and
RMB2,034,000 was written off arising from realization of losses in the disposal of these assets (2020: nil, nil and RMB17,640,000).